LEASES (Details Narrative) - Selling, general and administrative expense [member] - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Warehouse rent		$ 208,645	$ 216,036	$ 216,036
Variable lease payments		$ 193,829		$ 193,829